NOTES PAYABLE (Details Narrative)	1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended				13 Months Ended	36 Months Ended
	Mar. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2015 USD ($)
Short-term Debt [Line Items]
Proceeds from notes payable								$ 566,268
Amortization of debt discount				$ 31,428	$ 220,000	$ 220,000	220,000
Ensysce Biosciences, Inc [Member]
Short-term Debt [Line Items]
Debt principal amount	$ 4,750,000		4,750,000				4,400,000	3,300,000			$ 4,750,000	$ 4,400,000
Proceeds from notes payable			50,000				$ 700,000	400,000
Interest expense			109,381	83,438
Amortization of debt discount			$ 174,412	$ 246,211
Debt amortization period			1 year 1 month 6 days
Debt instrument effective interest rate	50.70%		50.70%								50.70%
Ensysce Biosciences, Inc [Member] | 2015 Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Debt principal amount													$ 873,000
Debt conversion of converted amount									$ 100,000	$ 100,000
Debt interest rate									5.00%	5.00%
Debt conversion percentage									80.00%	80.00%
Ensysce Biosciences, Inc [Member] | 2018 Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Debt interest rate							10.00%					10.00%
Proceeds from unsecured debt												$ 3,500,000
Debt conversion percentage												0.50
Proceeds from notes payable												$ 5,000,000
Debt instrument conversion price per share | $ / shares							$ 0.25					$ 0.25
Dividends												$ 55,000,000
Debt instrument description												The promissory notes also include a change in control call option whereby, upon the close of a sale of Ensysce, other than an initial public offering, Ensysce has the right to prepay the promissory notes at 200% of the principal outstanding plus all accrued and unpaid interest.
Ensysce Biosciences, Inc [Member] | 2018 Convertible Notes Payable [Member] | Stockholder and Board Member [Member]
Short-term Debt [Line Items]
Proceeds from unsecured debt												$ 2,500,000
Ensysce Biosciences, Inc [Member] | 2018 Convertible Notes Payable [Member] | Unrelated Party [Member]
Short-term Debt [Line Items]
Proceeds from unsecured debt												$ 1,000,000
Ensysce Biosciences, Inc [Member] | 2020 Promissory Notes Payable [Member]
Short-term Debt [Line Items]
Debt interest rate							10.00%					10.00%
Proceeds from unsecured debt							$ 100,000
Ensysce Biosciences, Inc [Member] | 2020 Convertible Notes [Member]
Short-term Debt [Line Items]
Debt principal amount	$ 700,000		$ 700,000				$ 700,000				$ 700,000	$ 700,000
Debt Instrument, Maturity Date, Description							July 2022
Interest expense							$ 381,886	292,260
Amortization of debt discount							613,610	$ 666,689
Debt amortization period								1 year 2 months 12 days
Debt instrument effective interest rate								55.40%
Ensysce Biosciences, Inc [Member] | 2020 Convertible Notes [Member] | Covistat, Inc. [Member]
Short-term Debt [Line Items]
Debt conversion of converted amount							$ 10,000,000.0
Debt interest rate							10.00%					10.00%
Proceeds from unsecured debt							$ 700,000
Proceeds from notes payable							2,000,000.0
Dividends							$ 10,000,000.0
Sales percentage							80.00%
Ensysce Biosciences, Inc [Member] | 2021 Convertible Notes [Member]
Short-term Debt [Line Items]
Debt principal amount	50,000		$ 50,000								50,000
Debt interest rate		10.00%
Proceeds from unsecured debt		$ 50,000
Debt conversion percentage			0.80
Proceeds from notes payable			$ 10,000,000.0
Debt maturity date		Jan. 28, 2023
Ensysce Biosciences, Inc [Member] | 2021 Promissory Notes [Member]
Short-term Debt [Line Items]
Debt principal amount	$ 300,000		$ 300,000								$ 300,000
Debt interest rate	10.00%		10.00%								10.00%
Proceeds from unsecured debt											$ 300,000
Proceeds from notes payable	$ 2,000,000.0
Debt maturity date	Jun. 30, 2022